WARRANT LIABILITY (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2015 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) Warrant $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 12, 2015 USD ($)	Dec. 31, 2012 USD ($)
Major Agreements [Line Items]
Warrant liability			$ 1,802,375	$ 6,370,709
Current share price (in dollars per share) | $ / shares			$ 2.50
Licensing fees payable			$ 2,000,000
Conversion of stock amount			633,333
Fair value of warrants					$ 1,867,417
Series B Convertible Preferred Stock [Member]
Major Agreements [Line Items]
Conversion of stock amount			$ 6,500,000
Convertible Notes Payable [Member]
Major Agreements [Line Items]
Fair value of warrants					$ 37,000
Pre Reverse Stock Split [Member]
Major Agreements [Line Items]
Number of common stock shares purchased under warrants (in shares) | shares			3,700,000
Patent And Technology Agreement [Member]
Major Agreements [Line Items]
Number of common stock shares purchased under warrants (in shares) | shares	125,000,000
Exercise price | $ / shares	$ 0.10
Additional payment for patent and technology	$ 4,500,000
Discount to market price at time of issuance	10.00%
Current share price (in dollars per share) | $ / shares	$ 0.04
Additional shares issued for patent and technology agreement (in shares) | shares	125,000,000
Patent And Technology Agreement [Member] | Stock Options And Warrants [Member]
Major Agreements [Line Items]
Number of warrants to be issued(in shares) | shares				250,000,000
Exercise price of warrant to be issued(in dollars per share) | $ / shares				$ 0.02
Warrant to be issued value				$ 4,892,089
Patent And Technology Agreement [Member] | Warrant [Member] | Stock Options And Warrants [Member]
Major Agreements [Line Items]
Dividend yield				0.00%
Expected volatility				229.10%
Risk free interest				1.65%
Expected warrant term				5 years
Zaah Technologies [Member] | Agreements [Member]
Major Agreements [Line Items]
Warrant liability						$ 2,400,000
Fair value of warrant liability			$ 1,020,632	$ 787,544
Number of common stock shares purchased under warrants (in shares) | shares			627,451
Zaah Technologies [Member] | Agreements [Member] | Pre Reverse Stock Split [Member]
Major Agreements [Line Items]
Number of common stock shares purchased under warrants (in shares) | shares			53,333,333
Verify Me [Member] | Warrants Issued On January 1, 2014 [Member]
Major Agreements [Line Items]
Fair value of warrant liability			$ 147,524	$ 149,090
Number of warrants issued | shares		74,697
Exercise price | $ / shares		$ 0.10
Verify Me [Member] | Pre Reverse Stock Split [Member] | Warrants Issued On January 1, 2014 [Member]
Major Agreements [Line Items]
Number of warrants | Warrant		6,349,245
Verify Me [Member] | Agreements [Member] | Research and Development Expense [Member]
Major Agreements [Line Items]
Initial fair value of warrant expensed as research and development cost		$ 444,000
Verify Me [Member] | Patent And Technology Agreement [Member] | Pre Reverse Stock Split [Member]
Major Agreements [Line Items]
Additional shares issued for patent and technology agreement (in shares) | shares		6,349,206